Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Stewart Capital Mutual Funds
CIK	dei_EntityCentralIndexKey	0001376720
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 30, 2014
Effective Date	dei_DocumentEffectiveDate	May 01, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
Stewart Capital Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Stewart Capital Mid Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fund Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings in equity securities of mid-capitalization companies. The equity securities in which the Fund invests consist primarily of common stock. For these purposes, “mid-capitalization companies” are those that, at the time of purchase, have market capitalizations that fall within the market capitalization range of companies within the Russell MidCap® Value Index. As of February 28, 2014, market capitalizations of companies in the Russell MidCap® Value Index ranged from approximately $862.7 million to $28.4 billion with an average market capitalization of $11.1 billion.

The Fund typically invests in 30 to 60 companies whose stock prices, the Adviser believes, are lower than the actual value of the companies. In analyzing value, the Adviser focuses on whether the stock prices of these companies are priced at a discount to the present values of their future cash flows.

The Adviser prefers to invest in companies that do not need to rely on large amounts of leverage to execute their business plans. In selecting investments, the Adviser uses a number of criteria, including (but not limited to):

• Industries and companies with high barriers to entry;

• Industries and companies with high returns on invested capital;

• Industries and companies with favorable demographics;

• Industries and companies participating in major, long-term trends; and

• Companies with strong management teams.

The Fund will invest in foreign companies that are traded on a U.S. exchange, and through depositary receipts. Depositary receipts, which can include American Depositary Receipts (“ADRs”), represent ownership of securities in foreign companies and are held in banks and trust companies.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is designed for investors seeking capital appreciation in their investment over the long-term. Those investors should be willing to assume the risks of share price fluctuations that are typical for a fund focusing on equity investments. The Fund is not a complete investment program. There is no assurance the Fund will achieve its investment objective and the loss of your money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. This is the risk that the value of the Fund’s investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

Focused Portfolio Risk. Although the Fund is a diversified Fund, because the Fund invests in a limited number of companies, it may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value.

Mid Cap Risk. The Fund invests primarily in undervalued mid-cap stocks and therefore is subject to the possibility that value stocks or mid-cap stocks may temporarily fall out of favor or perform poorly relative to other types of investments.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result, and there can be no assurance that the Fund’s investment objective will be achieved.

Allocation Risk. This is the risk that the allocation of the Fund’s investments among economic sectors may have a more significant effect on the Fund’s net asset value when one of these sectors is performing more poorly than the others.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

May Lose Money	rr_RiskLoseMoney	There is no assurance the Fund will achieve its investment objective and the loss of your money is a risk of investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information that follows illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance during each full calendar year since the Fund’s inception, and the table compares the Fund’s average annual returns over time with those of a broad measure of market performance. The chart and table assume that all dividend and capital gain distributions have been reinvested. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future. It may perform better or worse in the future. For performance data current to the most recent month-end, please call (toll-free) (877) 420-4440.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(877) 420-4440
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for the Years Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (2nd Quarter 2009):	19.62%
Worst Quarter (4th Quarter 2008):	-23.75%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.75%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the S&P 400® Midcap Index and Russell MidCap® Value Index do not reflect the deduction of fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The returns for the S&P 400® Midcap Index and Russell MidCap® Value Index do not reflect the deduction of fees, expenses, or taxes.

Stewart Capital Mid Cap Fund | S&P 400 Midcap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.50%
5 Years	rr_AverageAnnualReturnYear05	21.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.21%
Stewart Capital Mid Cap Fund | Russell MidCap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.80%
Stewart Capital Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMFX
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 123
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	458
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	817
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,827
2007	rr_AnnualReturn2007	1.46%
2008	rr_AnnualReturn2008	(34.34%)
2009	rr_AnnualReturn2009	45.75%
2010	rr_AnnualReturn2010	27.80%
2011	rr_AnnualReturn2011	(0.62%)
2012	rr_AnnualReturn2012	16.08%
2013	rr_AnnualReturn2013	25.68%
1 Year	rr_AverageAnnualReturnYear01	25.68%
5 Years	rr_AverageAnnualReturnYear05	21.98%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.75%
Stewart Capital Mid Cap Fund | Class A | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.33%
5 Years	rr_AverageAnnualReturnYear05	21.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.35%
Stewart Capital Mid Cap Fund | Class A | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	18.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.05%

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's Adviser has contractually agreed to reduce fees and absorb expenses of the Fund until April 30, 2015. The agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser.